CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current Assets:
Cash and restricted cash	$ 390,706	$ 317,323
Accounts receivable, net	1,650,231	11,790,391
Inventories, net	3,640,861	3,329,344
Advances to suppliers, net	21,446,203	26,488,494
Other receivable	0	18,709,318
Loan to a third party	4,749,572	0
Acquisition reversal receivable	33,151,699	0
Prepaid expenses and other current assets	739,319	863,690
Total current assets	65,768,591	61,498,560
Non-Current Assets:
Biological assets, net	0	28,522,903
Long-term investments	40,604,689	0
Land use right, net	0	6,205,309
Property and equipment, net	879,246	2,012,955
Right-of-use assets	61,885	122,779
Total non-current assets	41,545,820	36,863,946
Total Assets	107,314,411	98,362,506
Current Liabilities:
Accounts payable	145,435	535,221
Convertible notes	3,432,353	0
Due to related parties	0	611,327
Remaining acquisition consideration payable	715,348	0
Taxes payable	2,717	108
Accrued expenses and other current liabilities	434,925	303,433
Total current liabilities	4,730,778	1,450,089
Non-Current Liability:
Due to related parties	611,327	0
Total non-current liability	611,327	0
Total liabilities	5,342,105	1,450,089
Shareholders' Equity:
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	11,404	14,990
Accumulated deficits	(27,879,848)	(16,741,427)
Accumulated other comprehensive loss	(7,673,852)	(3,944,110)
Total shareholders' equity	101,972,306	96,912,417
Total Liabilities and Shareholders' Equity	107,314,411	98,362,506
Class A Ordinary Share
Shareholders' Equity:
Ordinary share, value	122,966,148	104,486,710
Class B Ordinary Share
Shareholders' Equity:
Ordinary share, value	$ 5,683,255	$ 4,231,055